Stock Based Compensation (Details) $ in Millions				12 Months Ended
	Dec. 14, 2017 shares	Dec. 15, 2016 USD ($) shares	Dec. 11, 2015 USD ($) shares	Dec. 31, 2017 USD ($) director shares	Dec. 31, 2016 director shares	Dec. 31, 2015 director
Stock Based Compensation
Newly issued shares to the employees of the Manager of the company				0
Number of directors who elected to receive their compensation in shares | director				0	0	0
Common Stock
Stock Based Compensation
Vesting period				0 years
Contractual obligation for any stock to be granted | $				$ 0.0
Shares granted		25,000	15,879	0
Number of cancelled shares	25,000
Newly issued shares to the employees of the Manager of the company					17,608
General and Administrative Expense | Common Stock
Stock Based Compensation
Expenses representing fair value of the stock granted recognized in General and Administrative Expenses | $		$ 0.1	$ 0.1